Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 5,624	[1]	$ 4,261	[2]	$ 3,805	[2]
Operating profit (loss)	915	[1]	619	[2]	402	[2]
Depreciation and amortization	(1,344)		(1,113)		(1,119)
Share of profit in joint ventures	(32)	[1]	(210)	[2],[3]	(171)	[2],[3]
Other operating income (expenses), net	2	[1]	(5)	[2]	12	[2]
EBITDA	2,228		1,517		1,362
EBITDA from discontinued operations	24		121		129
EBITDA incl discontinued operations	2,252		1,638		1,491
Capital expenditure	(957)		(827)		(714)
Spectrum paid	(93)		(37)		(6)
Changes in working capital and others	(121)		(65)		22
Taxes paid	(316)		(127)	[3]	(142)	[3]
Operating free cash flow	765		582		651
Total assets (excluding goodwill)	(14,198)		(15,141)	[4]	(12,422)
Total liabilities	(10,565)		(12,401)	[4]	(10,148)
Mobile
Disclosure of operating segments [line items]
Revenue	2,957		2,000		1,759
Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	2,145		1,938		1,794
Other
Disclosure of operating segments [line items]
Revenue	69		60		51
Service revenue
Disclosure of operating segments [line items]
Revenue	5,171		3,997		3,604
Telephone and equipment
Disclosure of operating segments [line items]
Revenue	454		263		201
Operating segments | Group Segment
Disclosure of operating segments [line items]
Revenue	6,203		6,216		5,840
Operating profit (loss)	1,004		983		763
Depreciation and amortization	(1,454)		(1,516)		(1,572)
Share of profit in joint ventures	0		0		0
Other operating income (expenses), net	(1)		(5)		19
EBITDA	2,457		2,494		2,354
EBITDA from discontinued operations	24		121		129
EBITDA incl discontinued operations	2,482		2,615		2,483
Capital expenditure	(1,042)		(1,065)		(973)
Spectrum paid	(93)		(59)		(6)
Changes in working capital and others	(95)		(51)		65
Taxes paid	(365)		(271)		(273)
Operating free cash flow	887		1,169		1,297
Total assets (excluding goodwill)	(14,543)		(15,484)		(14,266)
Total liabilities	(11,097)		(12,934)		(11,563)
Operating segments | Group Segment | Mobile
Disclosure of operating segments [line items]
Revenue	3,392		3,372		3,220
Operating segments | Group Segment | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	2,247		2,273		2,096
Operating segments | Group Segment | Other
Disclosure of operating segments [line items]
Revenue	73		68		58
Operating segments | Group Segment | Service revenue
Disclosure of operating segments [line items]
Revenue	5,712		5,712		5,374
Operating segments | Group Segment | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	491		503		466
Eliminations and transfers
Disclosure of operating segments [line items]
Revenue	8		0		0
Operating profit (loss)	32		210		175
Depreciation and amortization	1				0
Share of profit in joint ventures	(32)		(210)		(171)
Other operating income (expenses), net	(1)		0		(4)
EBITDA	1		0		0
EBITDA from discontinued operations	0		0		0
EBITDA incl discontinued operations	1		0		0
Capital expenditure	0		0		0
Spectrum paid	0		0		0
Changes in working capital and others	0		0		0
Taxes paid	0		0		0
Operating free cash flow	1		0		0
Total assets (excluding goodwill)	660		6,088		859
Total liabilities	70		1,229		987
Eliminations and transfers | Mobile
Disclosure of operating segments [line items]
Revenue	1				0
Eliminations and transfers | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	7		0		0
Eliminations and transfers | Other
Disclosure of operating segments [line items]
Revenue	0		0		0
Eliminations and transfers | Service revenue
Disclosure of operating segments [line items]
Revenue	8		0		0
Eliminations and transfers | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	0				0
Eliminations and transfers | Latam Segment
Disclosure of operating segments [line items]
Revenue	(586)		(1,955)		(2,035)
Operating profit (loss)	(121)		(574)		(536)
Depreciation and amortization	112		403		453
Share of profit in joint ventures	0		0		0
Other operating income (expenses), net	3		0		(3)
EBITDA	(230)		(977)		(992)
EBITDA from discontinued operations	0		0		0
EBITDA incl discontinued operations	(230)		(977)		(992)
Capital expenditure	85		238		258
Spectrum paid	0		22		0
Changes in working capital and others	(26)		(13)		(43)
Taxes paid	49		143		131
Operating free cash flow	(122)		(587)		(645)
Total assets (excluding goodwill)	1,004		6,432		5,116
Total liabilities	603		1,763		2,044
Eliminations and transfers | Latam Segment | Mobile
Disclosure of operating segments [line items]
Revenue	(436)		(1,372)		(1,461)
Eliminations and transfers | Latam Segment | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(108)		(334)		(302)
Eliminations and transfers | Latam Segment | Other
Disclosure of operating segments [line items]
Revenue	(5)		(8)		(6)
Eliminations and transfers | Latam Segment | Service revenue
Disclosure of operating segments [line items]
Revenue	(549)		(1,715)		(1,769)
Eliminations and transfers | Latam Segment | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	$ (37)		$ (240)		$ (266)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).
[4]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.